SEGMENT REPORTING - Percentage of Value-added and Commodity-based Sales to Total Sales and Gross Sales by Major Product Classification (Details)	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Value-Added
Revenue
Percentage of sales (in hundredths)	63.30%	62.60%	59.80%
Commodity-Based
Revenue
Percentage of sales (in hundredths)	36.70%	37.40%	40.20%